Leases	12 Months Ended
Dec. 31, 2025
Leases Disclosure [Abstract]
Leases
19.	Leases

(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2024 and 2025 are as follows:

	2024
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	655,270	116,496	538,774
1 ~ 2 years		580,993	75,359	505,634
2 ~ 3 years		520,285	36,203	484,082
3 ~ 4 years		305,670	13,301	292,369
4 ~ 5 years		217,104	10,347	206,757
Later than 5 years		3,858	11	3,847

	~~W~~	2,283,180	251,717	2,031,463

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2024 is ~~W~~ 119,049 million.

	2025
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	718,515	119,989	598,526
1 ~ 2 years		641,935	73,116	568,819
2 ~ 3 years		442,923	40,645	402,278
3 ~ 4 years		351,421	16,236	335,185
4 ~ 5 years		243,782	9,503	234,279
Later than 5 years		3,926	9	3,917

	~~W~~	2,402,502	259,498	2,143,004

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2025 is ~~W~~ 135,004 million.

(b)	Minimum lease payment receivable schedule for operating lease contracts of the Group as lessor as of December 31, 2024 and 2025 are as follows:

	Minimum lease payment
	2024		2025
Not later than 1 year	~~W~~	585,583	531,124
1 ~ 2 years		455,068	394,824
2 ~ 3 years		313,369	251,163
3 ~ 4 years		169,173	118,738
4 ~ 5 years		52,983	29,081
Later than 5 years		328	260

	~~W~~	1,576,504	1,325,190

(c)	Changes in operating lease assets for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	2,077,080	2,123,621
Acquisition		740,721	504,347
Disposal		(228,384)	(293,222)
Depreciation		(465,716)	(445,157)
Amounts transferred from (to) property and equipment		(80)	(30)

Ending balance	~~W~~	2,123,621	1,889,559

(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2024 and 2025 are as follows:

	2024
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,621,125	(784,200)	836,925
Vehicle		57,737	(31,744)	25,993
Others		38,803	(26,471)	12,332

	~~W~~	1,717,665	(842,415)	875,250

	2025
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,687,919	(952,505)	735,414
Vehicle		56,741	(35,619)	21,122
Others		37,736	(26,245)	11,491

	~~W~~	1,782,396	(1,014,369)	768,027

(e)	Changes in right-of-use assets for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	566,941	28,417	11,117	606,475
Acquisition		601,686	15,454	6,963	624,103
Disposal		(40,522)	(4,222)	(708)	(45,452)
Depreciation (*)		(311,077)	(13,843)	(5,026)	(329,946)
Impairment loss recognized		53	—	—	53
Effects of foreign currency adjustments		19,844	187	(14)	20,017

Ending balance	~~W~~	836,925	25,993	12,332	875,250

	2025
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	836,925	25,993	12,332	875,250
Acquisition		271,932	13,205	4,729	289,866
Disposal		(57,574)	(4,788)	(757)	(63,119)
Depreciation (*)		(317,022)	(13,060)	(4,853)	(334,935)
Effects of foreign currency adjustments		1,153	(232)	40	961
Effects of business combinations		—	4	—	4

Ending balance	~~W~~	735,414	21,122	11,491	768,027

(*)	Included in general administrative expense, other operating expense and insurance service expense of the consolidated statements of comprehensive income.

(f)	The details of the maturity of the lease liability as of December 31, 2024 and 2025 are as follows:

	2024
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	31,623	45,513	63,760	128,823	479,432	95,807	844,958
Vehicle		6,849	1,687	2,355	5,578	15,939	220	32,628
Others		721	713	1,325	2,202	8,142	—	13,103

	~~W~~	39,193	47,913	67,440	136,603	503,513	96,027	890,689

	2025
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	32,077	44,129	63,944	114,686	401,536	92,509	748,881
Vehicle		6,899	2,052	2,933	5,420	11,432	—	28,736
Others		767	633	1,035	2,376	7,911	—	12,722

	~~W~~	39,743	46,814	67,912	122,482	420,879	92,509	790,339

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Low-value assets	~~W~~	7,016	6,287	5,365
Short-term lease (*)		1,841	975	1,484

Total	~~W~~	8,857	7,262	6,849

(*)	The payments for leases with terms of 1 month or less are included.